Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of March 31,
	2025	2024
Machinery equipment	$2,606,707	$2,333,707
Land (1)	523,654	-
Office equipment	447,411	508,389
Leasehold improvements	414,389	413,129
Motor vehicle	154,598	157,841
Furniture	22,971	11,702
Subtotal	4,169,730	3,424,768
Less: accumulated depreciation	(3,330,713)	(3,225,867)
Property, plant and equipment, net	839,017	198,901

Construction in progress	14,942	-
Total property, plant and equipment, net	$853,959	$198,901

(1)	In June 2024, CCSC Technology Serbia signed a purchase agreement on real estate to purchase 4 lots of agricultural land located in Serbia.

Depreciation expenses were $197,532, $163,120 and $137,035 for the years ended March 31, 2025, 2024 and 2023, respectively.